Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Expenses - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliation Of The Income Tax Expenses Abstract
Profit before income tax	$ 4,506,787	$ 3,001,125	$ 3,321,716	$ 7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	1,135,422	758,210	846,672	1,903,969
Tax effect on non-taxable income	(75,081)	(18,893)	(148)	(11,191)
Tax effect of expenses that are not deductible	71,711	127,919	568,066	731,849
Overprovision in respect of previous year			(6,584)	(117,010)
Income taxes	$ 1,132,052	$ 867,236	$ 1,408,006	$ 2,507,617